Condensed Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Loss for the period	£ (7,712)	£ (4,385)
Adjustments for:
Income tax credit	(2,292)	(1,077)
Amortization and depreciation	164	84
Finance income	(442)	(91)
Share-based payments	997	532
Initial public offering (IPO) related expenses		1,066
Net foreign exchange (gains) losses	(1,112)	142
Cash flows from (used in) operations before changes in working capital	(10,397)	(3,729)
Movements in working capital:
Decrease in prepayments, accrued income and other receivables	1,358	609
Increase (decrease) in trade payables	1,003	(477)
Increase (decrease) in payroll taxes, social security and accrued expenditure	231	(230)
Movements in working capital	2,592	(98)
Cash used in operations	(7,805)	(3,827)
Net income tax credit received	1,906	235
Net cash used in operating activities	(5,899)	(3,592)
Cash flows from investing activities
Interest received	429	98
Payments for property, plant and equipment	(200)	(5)
Payments for intangible assets	(648)	(492)
Net cash used in investing activities	(419)	(399)
Cash flows from financing activities
IPO related expenses included in statement of operations		(73)
Net cash used in financing activities		(73)
Net decrease in cash and cash equivalents	(6,318)	(4,064)
Cash and cash equivalents at beginning of period	86,703	19,990
Foreign currency translation differences	1,084	(8)
Cash and cash equivalents at end of period	£ 81,469	£ 15,918